Segment Information - Summary of Revenue Adjusted EBITDA and EBITDA (Parenthetical) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Non-cash impairments			$ 19,113
Restructuring costs			(8,172)	$ (14,760)	$ (4,415)
Europe & International
Disclosure of operating segments [line items]
Non-cash impairments			19,100
Restructuring costs			$ (23,000)
Discontinued Operations | Greater China
Disclosure of operating segments [line items]
Restructuring costs	$ (25,100)
Discontinued Operations | Europe & International
Disclosure of operating segments [line items]
Non-cash impairments		$ 172,600
Restructuring costs		$ (29,000)